Reconciliation of Income Tax Expense (Benefit) Computed at Statutory Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components Of Income Tax Expense Benefit [Line Items]
Income tax expense (benefit) computed at the statutory rate	$ (1,504)	$ 5,916	$ 4,349
Dividends-received deductions and tax-exempt interest	(1,447)	(1,603)	(1,035)
Other	(182)	112	7
Income tax expense (benefit) as reported	$ (3,133)	$ 4,425	$ 3,321